UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      JGE Capital Management, LLC

Address:   600 Montgomery Street, 36th Fl.
           San Francisco, CA 94111


Form 13F File Number: 28-11971


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Douglas K. Edwards
Title:  Chief Financial Officer
Phone:  415-675-3200

Signature,  Place,  and  Date  of  Signing:

/s/ Douglas K. Edwards             San Francisco, CA                  8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:  $       77,036
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-11242              East Peak Partners, L.P.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AVON PRODUCTS, INC.                COM            054303102    2,432  150,000 SH       SOLE       1        150,000      0    0
CAREFUSION CORP                    COM            14170T101    2,568  100,000 SH       SOLE       1        100,000      0    0
CORRECTIONS CORPORATION OF AMERICA COM            22025Y407    3,681  125,000 SH       SOLE       1        125,000      0    0
DECKERS OUTDOOR CORP               COM            243537107    1,100   25,000 SH       SOLE       1         25,000      0    0
FLEETCOR TECHNOLOGIES INC          COM            339041105    5,256  150,000 SH       SOLE       1        150,000      0    0
GRIFOLS S A                        SPONSORED ADR  398438309    3,360  350,000 SH       SOLE       1        350,000      0    0
HEALTHSOUTH CORP                   COM            421924101   18,608  800,000 SH       SOLE       1        800,000      0    0
HEALTHSOUTH CORP                   COM            421924101    2,542  109,300 SH       SOLE       NONE     109,300      0    0
HERBALIFE, LTD.                    COM            G4412G101    4,833  100,000 SH       SOLE       1        100,000      0    0
HERBALIFE, LTD.                    COM            G4412G101      483   10,000 SH       SOLE       NONE      10,000      0    0
MARKET VECTORS ETF TRUST           GOLD MINER EFT 57060U100    6,716  150,000 SH       SOLE       1        150,000      0    0
NCR CORPORATION                    COM            62886E108    4,546  200,000 SH       SOLE       1        200,000      0    0
NATIONSTAR MTG HOLDINGS INC        COM            63861C109    6,456  300,000 SH       SOLE       1        300,000      0    0
SENSATA TECHNOLOGIES HOLDINGS BV   SHS            N7902X106    6,695  250,000 SH       SOLE       1        250,000      0    0
SPDR GOLD TRUST                    GOLD SHS       78463V107     7760   50,000 SH       SOLE       NONE      50,000      0    0


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